Net income / (loss) per share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Net income / (loss) per share attributable to the Company

2. Net (loss) / income per share

The following table sets forth the computation of the Company’s basic and diluted net (loss) / income per share attributable to the Company.

The Company uses the treasury stock method of calculating diluted net (loss) / income per share. For the three months ended June 30, 2024 and for the three and six months ended June 30, 2023, we excluded all potentially dilutive restricted stock units, stock options and warrants in calculating diluted net loss per share as the effect was antidilutive (See Notes 10 and 12). For the six months ended June 30, 2024, we excluded all potentially dilutive stock options and warrants in calculating diluted net income per share as the effect was antidilutive.

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Numerator
Net (loss) / income - basic	$(1,430)	$(1,765)	$1,626	$(5,573)
Net (loss) / income - diluted	$(1,430)	$(1,765)	$1,626	$(5,573)

Denominator
Weighted average shares – basic	60,696,289	61,466,385	61,162,889	61,210,799
Weighted average shares – diluted (1)	60,696,289	61,466,385	61,671,131	61,210,799

Net (loss) / income per share
Basic	$(0.02)	$(0.03)	$0.03	$(0.09)
Diluted	$(0.02)	$(0.03)	$0.03	$(0.09)

(1)
The denominator used in the calculation of diluted net income per share for the six months ended June 30, 2024, includes an additional 508,242 shares representing the dilutive effect of restricted stock units.